Debentures and Long-term Loans from Financial Institutions (Schedule of Debentures) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non- current liabilities
Debentures	₪ 2,511	₪ 2,911
Long-term loans from financial institutions	300	334
Non- current liabilities	2,811	3,245
Current liabilities
Current maturities of debentures	409	492
Current maturities of loans from financial institutions	100	128
Current liabilities	₪ 509	₪ 620